CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues
Revenues	$ 675,602	$ 349,991	$ 301,600
Cost of revenues	(441,610)	(269,887)	(203,486)
Gross profit	233,992	80,104	98,114
Operating (expenses) income:
Selling, general and administrative expenses	(39,472)	(32,457)	(27,077)
Research and development expenses	(6,856)	(5,708)	(2,737)
Other operating income, net	191	5,546	12,904
Total operating expenses, net	(46,137)	(32,619)	(16,910)
Income from operations	187,855	47,485	81,204
Interest expense	(26,632)	(10,397)	(10,763)
Interest income	907	983	1,236
Exchange gain(loss)		(186)	1,836
Income before income taxes	162,130	37,885	73,513
Income tax expense	(28,182)	(9,623)	(11,717)
Net income from continuing operations	133,948	28,262	61,796
(Loss) income from discontinued operations, net of tax	(141)	1,261	(23,030)
Net income	133,807	29,523	38,766
Net income (loss) attributable to non-controlling interest	4,612	(1)	641
Net income attributable to Daqo New Energy Corp. ordinary shareholders	$ 129,195	$ 29,524	$ 38,125
NET EARNINGS (LOSS) PER ORDINARY SHARE
Continuing operations	$ 0.36	$ 0.08	$ 0.20
Discontinued operations	0.00	0.01	(0.08)
Basic-ordinary shares	0.36	0.09	0.12
Continuing operations	0.34	0.08	0.19
Discontinued operations	0.00	0.00	(0.07)
Diluted-ordinary shares	$ 0.34	$ 0.08	$ 0.12
ORDINARY SHARES USED IN CALCULATING EARNINGS (LOSS) PER ORDINARY SHARE
Basic-ordinary shares	355,087,013	339,571,054	311,715,158
Diluted-ordinary shares	375,017,150	349,961,558	325,506,335